Discontinued Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Profit (loss) from discontinued operations	$ 0.0	$ 12.0
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Profit (loss) from discontinued operations		$ 12.0